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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07379


                      Pioneer Real Estate Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                        Pioneer Real Estate Shares
                Schedule of Investments 9/30/06 (unaudited)

Shares                                                            Value
             COMMON STOCKS - 97.6%
             Consumer Services - 3.5 %
             Hotels, Resorts & Cruise Lines - 3.5 %
160,000      Hilton Hotels Corp.                               $4,456,000
 67,200      Starwood Hotels & Resorts *                        3,843,168
                                                               $8,299,168
             Total Consumer Services                           $8,299,168
             Real Estate - 94.1 %
             Real Estate Management & Development - 3.2%
215,000      Brookfield Properties Corp. * (b)                 $7,593,800

             Real Estate Investment Trusts - 90.9%
 73,000      AMB Property Corp. *                              $4,023,030
 46,300      Apartment Investment & Management Co. *            2,519,183
160,000      Archstone-Smith Trust *                            8,710,400
 56,200      Ashford Hospitality Trust *                          670,466
 88,000      AvalonBay Communities, Inc.                        10,595,200
 56,500      BioMed Property Trust, Inc.                        1,714,210
125,000      Boston Properties, Inc.                            12,917,500
145,600      Brandywine Realty Trust                            4,739,280
 75,500      Camden Property Trust                              5,738,755
 56,000      Corporate Office Properties (b)                    2,506,560
147,300      Developers Diversifies Realty Corp. *              8,213,448
 26,300      Digital Realty Trust, Inc. *                         823,716
 58,000      Duke Realty Investments, Inc. *                    2,166,300
 14,000      Equity Lifestyle Properties, Inc.                    639,940
 97,000      Equity Office Properties Trust                     3,856,720
229,000      Equity Residential Property Trust (b)              11,582,820
111,300      Extra Space Storage, Inc. *                        1,926,603
 75,000      Federal Realty Investment Trust                    5,572,500
 46,100      First Potomac Realty Trust *                       1,393,142
131,000      General Growth Properties, Inc. *                  6,242,150
 22,500      Healthcare Realty Trust, Inc. * (b)                  864,225
112,500      Highwoods Properties, Inc. *                       4,186,125
 28,500      Home Properties, Inc. *                            1,629,060
 23,000      Hospitality Properties Trust *                     1,085,600
385,000      Host Hotels & Resorts, Inc. *                      8,828,050
 50,000      iStar Financial, Inc. *                            2,085,000
 52,500      Kilroy Realty Corp.                                3,955,350
105,100      Kimco Realty Corp. *                               4,505,637
 73,000      Kite Realty Group Trust                            1,243,920
164,000      Liberty Property Trust (b)                         7,837,560
 36,000      Mack-Cali Realty Corp. *                           1,864,800
117,000      Nationwide Health Properties, Inc. * (b)           3,128,580
 63,000      Pan Pacific Retail Properties, Inc. *              4,373,460
212,000      ProLogis Trust *                                   12,096,720
 40,600      PS Business Parks, Inc.                            2,448,180
109,880      Public Storage, Inc. *                             9,448,581
 84,000      Regency Centers Corp. *                            5,775,840
196,800      Simon Property Group, Inc. *                       17,834,016
109,000      Spirit Finance Corp. *                             1,265,490
 27,000      Strategic Hotels & Resorts, Inc. *                   536,760
 93,500      Taubman Centers, Inc.                              4,153,270
 50,000      The Macerich Co. *                                 3,818,000
120,000      Trizec Properties, Inc.                            3,469,200
115,000      United Dominion Realty Trust *                     3,473,000
 32,000      U-Store-It Trust *                                   686,720
 75,000      Vornado Realty Trust *                             8,175,000
                                                               $215,320,067
             Total Real Estate                                 $222,913,867
             TOTAL COMMON STOCKS
             (Cost $133,261,584)                               $231,213,035
             TEMPORARY CASH INVESTMENTS - 2.4 %
             Repurchase Agreement - 2.4 %
5,600,000    UBS Warburg, Inc.  5.0%, dated 10/2/06, with a rep$5,600,000
             TOTAL TEMPORARY CASH INVESTMENTS
             (Cost  $5,600,000)                                $5,600,000
             TOTAL INVESTMENT IN SECURITIES - 100.0%
             (Cost  $138,861,584) (a)                          $236,813,035
             OTHER ASSETS AND LIABILITIES - (0.0)%             $ (24,180)
             TOTAL NET ASSETS - 100.0%                         $236,788,855

           * Non-income producing security.

         (a) At September 30, 2006, the net unrealized gain on investments bas

             Aggregate gross unrealized gain for all investment$   81,217,835

             Aggregate gross unrealized loss for all investments(102,828)

             Net unrealized gain                               $81,115,007

        (b)  At September 30, 2006, the following securities were out on loan:
       Shares                     Security                        Value

       212,85Brookfield Properties Corp *                            7,517,862
       50,292Corporate Office Properties                             2,251,070
       176,09Equity Residential Property Trust                       8,906,632
       22,275Healthcare Realty Trust, Inc. *                            855,58
       162,36Liberty Property Trust                                  7,759,184
       61,396Nationwide Health Properties, Inc. *                    1,641,729
             Total                                             $   28,932,060






ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's
investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses. Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included.
Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Real Estate Shares

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2006

* Print the name and title of each signing officer under his or her signature.